Schedule of detailed information about financial instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 60	$ 199	$ 553	$ 1,285
Loans and borrowings	29,189	29,086	32,388
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Loans and borrowings	29,189	29,086	32,388
Trade and other payables	28,651	24,345	9,586
Total	57,840	53,431	41,974
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	70,154	9,644	5,676
Cash and cash equivalents	60	199	553
Restricted cash	191	292	608
Total	$ 70,405	$ 10,135	$ 6,837